Note 13 - Shareholders' Capital (Details Textual) - CAD ($) $ / shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2018		Jun. 30, 2017		Mar. 31, 2018	Mar. 16, 2018	Oct. 05, 2016
Statement Line Items [Line Items]
Par value per share	$ 0		$ 0
Payments to acquire or redeem entity's shares					$ 11,443
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	[1],[2],[3]	6.75%	[1],[2],[3]	6.75%	[3]	6.75% [2]		6.75%
Preference shares [member]
Statement Line Items [Line Items]
Number of shares authorised	50,000,000		50,000,000
Number of shares issued and fully paid	0		0
Normal course issuer bid for convertible debentures and common shares [member]
Statement Line Items [Line Items]
Maximum percentage allowable for repurchase of outstanding public float								10.00%
Payments to acquire or redeem entity's shares	$ 0						$ 0

[1]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[2]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[3]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.